WARRANT (Details - Warrant Activity) - Warrant [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding, beginning balance | shares	0
Average exercise price, outstanding beginning | $ / shares
Warrants exercisable beginning | shares	0
Average exercise price, exerciasable beginning | $ / shares
Warrants Granted | shares	256,000
Average exercise price, granted | $ / shares	$ 3.75
Weighted Average Remaining Contractual Term, granted	3 years
Warrants Exercised / surrendered | shares	0
Average exercise price, exercised / surrendered | $ / shares
Warrants expired | shares	0
Average exercise price, expired | $ / shares
Warrants outstanding, ending balance | shares	256,000
Average exercise price, outstanding ending | $ / shares	$ 3.75
Weighted Average Remaining Contractual Term, outsanding	2 years 7 months 28 days
Warrants exercisable at ending | shares	256,000
Average exercise price, exerciasable ending | $ / shares	$ 3.75
Weighted Average Remaining Contractual Term, exercisable	2 years 7 months 28 days